Share Based Compensation (Details) - Schedule of unvested restricted share units - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Unvested Restricted Share Units [Abstract]
Number of shares, Beginning balance, Unvested	427,076	427,076
Weighted Average Grant-Date Fair Value, beginning balance , unvested	$ 2.53	$ 2.54
Number of shares, Granted	18,000	18,000
Weighted Average Grant-Date Fair Value, Granted	$ 1.16	$ 1.64
Number of shares, Vested	(137,880)	(18,000)
Weighted Average Grant-Date Fair Value, Vested	$ 2.37	$ 1.77
Number of shares, Ending balance, Unvested	307,196	427,076
Weighted Average Grant-Date Fair Value, ending balance , unvested	$ 2.52	$ 2.53